SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) (Parenthetical) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	May 31, 2024
IfrsStatementLineItems [Line Items]
Licence fee income		$ 16,070	$ 23,639
Contractor fee	[1]	125,000	125,000
Share based payments expenses				151
Share based payments expenses	[2],[3]		369,648
Loan from a related company	[4]		$ 24,548
Convertible loan percentage		8.00%	8.00%
Accrued interest	[5]		$ 151,245
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 1,000,000
Borrowings, interest rate			8.00%
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			8.00%
Loan from a related company			$ 58,077
Preference shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses		151
Share based payments expenses			$ 369,648

[1]	During the six months ended September 30, 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (2024: $125,000).
[2]	In May 2024, the Group completed an $
[3]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 were recognized during the six months ended September 30, 2024 (2025: $Nil).
[4]	The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the six months ended September 30, 2024.
[5]	The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $151,245 was accrued during the six months ended September 30, 2024.